CONVERTIBLE SENIOR NOTES (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 15, 2020	Jan. 17, 2020 USD ($)	Jan. 14, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Net proceeds from Notes Offering					$ 474,800	¥ 3,098,069
Sought value for losses from Company				$ 155,701
Percentage of principal and accrued and unpaid interest on Notes which will automatically become immediately due and payable	100.00%
Interest expenses					16,401	¥ 107,014
Convertible senior notes due 2025
Debt Instrument [Line Items]
Net proceeds from Notes Offering		$ 449,654
Beneficial conversion feature			$ 0
Additional interest rate	0.50%
Aggregate principal amount		$ 60,000	$ 400,000
Total amount due					464,412
Interest expenses					10,950
Restructuring Support Agreement | Convertible senior notes due 2025
Debt Instrument [Line Items]
Threshold number of days for additional interest	380 days
Additional interest payable					$ 1,071
Percentage of principal of notes upon default					100.00%	100.00%
Aggregate principal amount					$ 460,000
Accrued and unpaid interest					$ 3,341